Long-Term Debt and Other Financial Liabilities, CMBFL Sale and Leaseback (Details) $ in Thousands		12 Months Ended
	Jun. 28, 2024 USD ($)	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 22, 2021 USD ($)
Sale and Leaseback Transaction [Abstract]
Payment of long-term debt		$ 123,333	$ 73,038	$ 88,742
Loss on extinguishment of debt		$ (1,663)	$ (653)	$ (540)
CMBFL Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount					$ 30,900
Margin on variable rate		3.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term SOFR [Member]
Number of payment installments | Installment		20
Frequency of periodic payment		quarterly
Installment payment		$ 780
Balloon payment		15,300
Payment of long-term debt	$ 21,540
Loss on extinguishment of debt		$ (649)